Investment Objectives and Goals	Mar. 01, 2026
Global Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR GLOBAL EMERGING MARKETS FUND
Principal Capital Appreciation Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR PRINCIPAL CAPITAL APPRECIATION FUND